PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks 97.2%
Aerospace & Defense 1.7%
AAR Corp.*	34	$1,795
Aerojet Rocketdyne Holdings, Inc.*	78	4,400
AeroVironment, Inc.*	17	1,712
Axon Enterprise, Inc.*	66	13,907
Boeing Co. (The)*	584	120,760
Curtiss-Wright Corp.	41	6,963
General Dynamics Corp.	226	49,345
Hexcel Corp.	89	6,415
Howmet Aerospace, Inc.	398	17,627
Huntington Ingalls Industries, Inc.	39	7,865
Kaman Corp.	35	772
L3Harris Technologies, Inc.	189	36,883
Lockheed Martin Corp.	234	108,681
Mercury Systems, Inc.*	70	3,337
Moog, Inc. (Class A Stock)	30	2,703
National Presto Industries, Inc.	6	408
Northrop Grumman Corp.	151	69,652
Raytheon Technologies Corp.	1,516	151,448
Textron, Inc.	223	14,928
TransDigm Group, Inc.	54	41,310
Triumph Group, Inc.*	86	930
Woodward, Inc.	60	5,761
		667,602
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	126	12,710
Expeditors International of Washington, Inc.	170	19,353
FedEx Corp.	243	55,351
Forward Air Corp.	24	2,532
GXO Logistics, Inc.*	120	6,376
Hub Group, Inc. (Class A Stock)*	36	2,714
United Parcel Service, Inc. (Class B Stock)	761	136,835
		235,871
Automobile Components 0.2%
Adient PLC*	97	3,583
American Axle & Manufacturing Holdings, Inc.*	85	608
Aptiv PLC*	275	28,286
Autoliv, Inc. (Sweden)	80	6,865
BorgWarner, Inc.	242	11,647

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Automobile Components (cont’d.)
Dana, Inc.	186	$2,751
Dorman Products, Inc.*	29	2,499
Fox Factory Holding Corp.*	42	4,657
Gentex Corp.	253	6,980
Gentherm, Inc.*	32	1,909
Goodyear Tire & Rubber Co. (The)*	303	3,233
LCI Industries	27	3,050
Lear Corp.	53	6,766
Patrick Industries, Inc.	16	1,098
Standard Motor Products, Inc.	20	720
Visteon Corp.*	21	2,948
XPEL, Inc.*	20	1,461
		89,061
Automobiles 1.4%
Ford Motor Co.	4,089	48,577
General Motors Co.	1,457	48,139
Harley-Davidson, Inc.	154	5,714
Tesla, Inc.*	2,774	455,796
Thor Industries, Inc.	48	3,793
Winnebago Industries, Inc.	27	1,570
		563,589
Banks 3.4%
Ameris Bancorp	75	2,512
Associated Banc-Corp.	193	3,441
Atlantic Union Bankshares Corp.	80	2,290
Axos Financial, Inc.*	63	2,562
Banc of California, Inc.	83	942
BancFirst Corp.	20	1,598
Bancorp, Inc. (The)*	80	2,553
Bank of America Corp.	7,203	210,904
Bank of Hawaii Corp.	37	1,792
Bank OZK	118	4,215
BankUnited, Inc.	99	2,232
Banner Corp.	42	2,097
Berkshire Hills Bancorp, Inc.	67	1,425
Brookline Bancorp, Inc.	116	1,107
Cadence Bank	214	4,327
Capitol Federal Financial, Inc.	173	1,073

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Cathay General Bancorp	76	$2,422
Central Pacific Financial Corp.	40	635
Citigroup, Inc.	1,998	94,046
Citizens Financial Group, Inc.	531	16,429
City Holding Co.	16	1,459
Columbia Banking System, Inc.	240	5,126
Comerica, Inc.	140	6,072
Commerce Bancshares, Inc.	126	7,037
Community Bank System, Inc.	66	3,297
Cullen/Frost Bankers, Inc.	70	7,717
Customers Bancorp, Inc.*	40	874
CVB Financial Corp.	148	2,216
Dime Community Bancshares, Inc.	48	989
Eagle Bancorp, Inc.	39	979
East West Bancorp, Inc.	142	7,340
FB Financial Corp.	45	1,324
Fifth Third Bancorp	701	18,366
First Bancorp	36	1,108
First BanCorp. (Puerto Rico)	200	2,350
First Commonwealth Financial Corp.	129	1,610
First Financial Bancorp	127	2,629
First Financial Bankshares, Inc.	159	4,652
First Hawaiian, Inc.	163	3,115
First Horizon Corp.	573	10,056
First Republic Bank	194	681
FNB Corp.	379	4,351
Fulton Financial Corp.	210	2,505
Glacier Bancorp, Inc.	129	4,287
Hancock Whitney Corp.	98	3,579
Hanmi Financial Corp.	40	646
Heritage Financial Corp.	27	475
Hilltop Holdings, Inc.	68	2,109
Home BancShares, Inc.	194	4,223
HomeStreet, Inc.	23	224
Hope Bancorp, Inc.	126	1,147
Huntington Bancshares, Inc.	1,561	17,483
Independent Bank Corp.	41	2,296
Independent Bank Group, Inc.	39	1,419
International Bancshares Corp.	55	2,347
JPMorgan Chase & Co.	3,038	419,973
KeyCorp	1,010	11,373
Lakeland Financial Corp.	25	1,267

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
M&T Bank Corp.	170	$21,386
National Bank Holdings Corp. (Class A Stock)	41	1,304
NBT Bancorp, Inc.	44	1,419
New York Community Bancorp, Inc.	800	8,552
Northfield Bancorp, Inc.	23	240
Northwest Bancshares, Inc.	133	1,555
OFG Bancorp (Puerto Rico)	45	1,151
Old National Bancorp	314	4,211
Pacific Premier Bancorp, Inc.	100	2,224
PacWest Bancorp	123	1,248
Park National Corp.	8	867
Pathward Financial, Inc.	28	1,247
Pinnacle Financial Partners, Inc.	73	3,959
PNC Financial Services Group, Inc. (The)	417	54,314
Preferred Bank	15	721
Prosperity Bancshares, Inc.	101	6,325
Provident Financial Services, Inc.	104	1,818
Regions Financial Corp.	1,012	18,479
Renasant Corp.	57	1,603
S&T Bancorp, Inc.	43	1,184
Seacoast Banking Corp. of Florida	88	1,953
ServisFirst Bancshares, Inc.	53	2,676
Simmons First National Corp. (Class A Stock)	157	2,623
Southside Bancshares, Inc.	52	1,650
SouthState Corp.	80	5,518
Stellar Bancorp, Inc.	50	1,147
Synovus Financial Corp.	171	5,267
Texas Capital Bancshares, Inc.*	53	2,663
Tompkins Financial Corp.	15	879
Triumph Financial, Inc.*	31	1,611
Truist Financial Corp.	1,382	45,025
TrustCo Bank Corp.	27	806
Trustmark Corp.	83	1,983
U.S. Bancorp	1,452	49,774
UMB Financial Corp.	42	2,672
United Bankshares, Inc.	155	5,135
United Community Banks, Inc.	124	3,088
Valley National Bancorp	452	4,240
Veritex Holdings, Inc.	54	929
Washington Federal, Inc.	73	2,047
Webster Financial Corp.	182	6,789
Wells Fargo & Co.	3,952	157,092

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Westamerica BanCorp	34	$1,377
Wintrust Financial Corp.	55	3,760
WSFS Financial Corp.	77	2,708
Zions Bancorp NA	165	4,597
		1,379,119
Beverages 1.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	7	2,223
Brown-Forman Corp. (Class B Stock)	196	12,758
Celsius Holdings, Inc.*	39	3,727
Coca-Cola Co. (The)	4,074	261,347
Coca-Cola Consolidated, Inc.	9	5,305
Constellation Brands, Inc. (Class A Stock)	172	39,469
Keurig Dr. Pepper, Inc.	885	28,939
MGP Ingredients, Inc.	13	1,283
Molson Coors Beverage Co. (Class B Stock)	201	11,955
Monster Beverage Corp.*	777	43,512
National Beverage Corp.*	31	1,541
PepsiCo, Inc.	1,418	270,682
		682,741
Biotechnology 2.1%
AbbVie, Inc.	1,833	277,003
Amgen, Inc.	559	134,015
Anika Therapeutics, Inc.*	17	436
Arcus Biosciences, Inc.*	50	893
Arrowhead Pharmaceuticals, Inc.*	122	4,320
Avid Bioservices, Inc.*	80	1,444
Biogen, Inc.*	146	44,418
Catalyst Pharmaceuticals, Inc.*	100	1,592
Coherus Biosciences, Inc.*	77	557
Cytokinetics, Inc.*	103	3,852
Dynavax Technologies Corp.*	100	1,041
Eagle Pharmaceuticals, Inc.*	14	393
Emergent BioSolutions, Inc.*	62	547
Enanta Pharmaceuticals, Inc.*	20	711
Exelixis, Inc.*	347	6,350
Gilead Sciences, Inc.	1,287	105,804
Halozyme Therapeutics, Inc.*	143	4,595
Incyte Corp.*	184	13,691

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Ironwood Pharmaceuticals, Inc.*	195	$2,030
iTeos Therapeutics, Inc.*	20	275
Moderna, Inc.*	340	45,183
Myriad Genetics, Inc.*	91	1,937
Neurocrine Biosciences, Inc.*	94	9,498
Regeneron Pharmaceuticals, Inc.*	113	90,602
REGENXBIO, Inc.*	46	891
uniQure NV (Netherlands)*	45	873
United Therapeutics Corp.*	47	10,816
Vanda Pharmaceuticals, Inc.*	54	332
Vericel Corp.*	57	1,796
Vertex Pharmaceuticals, Inc.*	265	90,293
Vir Biotechnology, Inc.*	90	2,263
Xencor, Inc.*	58	1,534
		859,985
Broadline Retail 2.5%
Amazon.com, Inc.*	9,205	970,667
Big Lots, Inc.	46	414
eBay, Inc.	561	26,047
Etsy, Inc.*	131	13,235
Kohl’s Corp.	125	2,754
Macy’s, Inc.	289	4,722
Nordstrom, Inc.	144	2,226
Ollie’s Bargain Outlet Holdings, Inc.*	70	4,568
		1,024,633
Building Products 0.6%
A.O. Smith Corp.	134	9,151
AAON, Inc.	44	4,312
Advanced Drainage Systems, Inc.	65	5,572
Allegion PLC	86	9,501
American Woodmark Corp.*	11	556
Apogee Enterprises, Inc.	28	1,192
AZZ, Inc.	34	1,283
Builders FirstSource, Inc.*	155	14,689
Carlisle Cos., Inc.	49	10,577
Carrier Global Corp.	868	36,300
Fortune Brands Innovations, Inc.	126	8,151
Gibraltar Industries, Inc.*	26	1,301

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Griffon Corp.	68	$1,934
Insteel Industries, Inc.	29	798
Johnson Controls International PLC	706	42,247
Lennox International, Inc.	34	9,585
Masco Corp.	240	12,842
Masterbrand, Inc.*	146	1,178
Owens Corning	95	10,147
PGT Innovations, Inc.*	83	2,130
Quanex Building Products Corp.	23	439
Resideo Technologies, Inc.*	190	3,382
Simpson Manufacturing Co., Inc.	42	5,283
Trane Technologies PLC	231	42,922
Trex Co., Inc.*	109	5,958
UFP Industries, Inc.	63	4,947
		246,377
Capital Markets 2.6%
Affiliated Managers Group, Inc.	42	6,064
Ameriprise Financial, Inc.	103	31,427
Avantax, Inc.*	46	1,167
B. Riley Financial, Inc.	16	504
Bank of New York Mellon Corp. (The)	766	32,624
BlackRock, Inc.	153	102,694
Brightsphere Investment Group, Inc.	32	723
Cboe Global Markets, Inc.	115	16,066
Charles Schwab Corp. (The)	1,571	82,069
CME Group, Inc.	374	69,478
Donnelley Financial Solutions, Inc.*	45	1,946
Evercore, Inc. (Class A Stock)	29	3,308
FactSet Research Systems, Inc.	37	15,233
Federated Hermes, Inc.	94	3,891
Franklin Resources, Inc.	305	8,198
Goldman Sachs Group, Inc. (The)	346	118,830
Interactive Brokers Group, Inc. (Class A Stock)	98	7,629
Intercontinental Exchange, Inc.	582	63,397
Invesco Ltd.	473	8,103
Janus Henderson Group PLC	154	3,996
Jefferies Financial Group, Inc.	196	6,278
MarketAxess Holdings, Inc.	36	11,461
Moody’s Corp.	157	49,160
Morgan Stanley	1,347	121,190

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
MSCI, Inc.	82	$39,561
Nasdaq, Inc.	347	19,213
Northern Trust Corp.	209	16,335
Piper Sandler Cos.	5	677
Raymond James Financial, Inc.	207	18,740
S&P Global, Inc.	338	122,552
SEI Investments Co.	113	6,657
State Street Corp.	359	25,941
Stifel Financial Corp.	119	7,136
StoneX Group, Inc.*	19	1,863
T. Rowe Price Group, Inc.	226	25,387
Virtus Investment Partners, Inc.	10	1,822
WisdomTree, Inc.	69	431
		1,051,751
Chemicals 1.8%
AdvanSix, Inc.	44	1,658
Air Products & Chemicals, Inc.	228	67,114
Albemarle Corp.	116	21,513
American Vanguard Corp.	23	443
Ashland, Inc.	46	4,674
Avient Corp.	107	4,121
Axalta Coating Systems Ltd.*	235	7,419
Balchem Corp.	29	3,811
Cabot Corp.	50	3,588
Celanese Corp.	108	11,474
CF Industries Holdings, Inc.	195	13,958
Chemours Co. (The)	163	4,738
Corteva, Inc.	746	45,596
Dow, Inc.	736	40,038
DuPont de Nemours, Inc.	473	32,978
Eastman Chemical Co.	129	10,871
Ecolab, Inc.	253	42,464
FMC Corp.	128	15,818
FutureFuel Corp.	23	173
Hawkins, Inc.	15	605
HB Fuller Co.	55	3,639
Ingevity Corp.*	41	2,941
Innospec, Inc.	18	1,829
International Flavors & Fragrances, Inc.	257	24,919
Koppers Holdings, Inc.	15	492

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Linde PLC	521	$192,483
Livent Corp.*	192	4,195
LyondellBasell Industries NV (Class A Stock)	260	24,599
Mativ Holdings, Inc.	86	1,666
Minerals Technologies, Inc.	30	1,778
Mosaic Co. (The)	368	15,769
Olin Corp.	131	7,257
PPG Industries, Inc.	239	33,522
Quaker Chemical Corp.	18	3,359
Rayonier Advanced Materials, Inc.*	46	250
RPM International, Inc.	131	10,746
Scotts Miracle-Gro Co. (The)	39	2,606
Sensient Technologies Corp.	47	3,500
Sherwin-Williams Co. (The)	237	56,297
Stepan Co.	27	2,489
Trinseo PLC	49	888
Westlake Corp.	40	4,551
		732,829
Commercial Services & Supplies 0.6%
ABM Industries, Inc.	71	3,023
Brady Corp. (Class A Stock)	45	2,296
Brink’s Co. (The)	57	3,582
Cintas Corp.	91	41,475
Clean Harbors, Inc.*	44	6,387
Copart, Inc.*	445	35,177
CoreCivic, Inc.*	103	905
Deluxe Corp.	54	818
GEO Group, Inc. (The)*	120	904
Harsco Corp.*	74	508
Healthcare Services Group, Inc.	88	1,374
HNI Corp.	52	1,351
Interface, Inc.	46	361
KAR Auction Services, Inc.*	162	2,193
Liquidity Services, Inc.*	39	510
Matthews International Corp. (Class A Stock)	31	1,174
MillerKnoll, Inc.	105	1,786
MSA Safety, Inc.	34	4,412
Pitney Bowes, Inc.	172	604
Republic Services, Inc.	218	31,527
Rollins, Inc.	250	10,563

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
Stericycle, Inc.*	101	$4,611
Tetra Tech, Inc.	58	8,025
UniFirst Corp.	6	982
Viad Corp.*	23	438
Waste Management, Inc.	386	64,095
		229,081
Communications Equipment 0.8%
ADTRAN Holdings, Inc.	65	593
Arista Networks, Inc.*	253	40,520
Calix, Inc.*	70	3,199
Ciena Corp.*	157	7,228
Cisco Systems, Inc.	4,258	201,190
Clearfield, Inc.*	10	437
Comtech Telecommunications Corp.	25	259
Digi International, Inc.*	23	694
Extreme Networks, Inc.*	173	3,076
F5, Inc.*	61	8,196
Harmonic, Inc.*	139	1,958
Juniper Networks, Inc.	338	10,191
Lumentum Holdings, Inc.*	71	3,426
Motorola Solutions, Inc.	178	51,869
NETGEAR, Inc.*	39	551
NetScout Systems, Inc.*	83	2,258
Viasat, Inc.*	84	2,943
Viavi Solutions, Inc.*	303	2,715
		341,303
Construction & Engineering 0.2%
AECOM	145	12,042
Arcosa, Inc.	47	3,174
Comfort Systems USA, Inc.	37	5,531
Dycom Industries, Inc.*	30	2,779
EMCOR Group, Inc.	43	7,353
Fluor Corp.*	168	4,882
Granite Construction, Inc.	47	1,792
MasTec, Inc.*	60	5,329
MDU Resources Group, Inc.	216	6,311
MYR Group, Inc.*	9	1,152

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	154	$26,125
Valmont Industries, Inc.	20	5,811
		82,281
Construction Materials 0.1%
Eagle Materials, Inc.	32	4,743
Martin Marietta Materials, Inc.	63	22,882
Vulcan Materials Co.	138	24,166
		51,791
Consumer Finance 0.5%
American Express Co.	620	100,031
Bread Financial Holdings, Inc.	69	1,904
Capital One Financial Corp.	395	38,433
Discover Financial Services	280	28,972
Encore Capital Group, Inc.*	29	1,490
Enova International, Inc.*	39	1,713
EZCORP, Inc. (Class A Stock)*	31	267
FirstCash Holdings, Inc.	38	3,915
Green Dot Corp. (Class A Stock)*	65	1,117
LendingTree, Inc.*	14	334
Navient Corp.	129	2,134
PRA Group, Inc.*	32	1,161
PROG Holdings, Inc.*	61	1,844
SLM Corp.	270	4,055
Synchrony Financial	453	13,368
World Acceptance Corp.*	8	807
		201,545
Consumer Staples Distribution & Retail 1.9%
Andersons, Inc. (The)	45	2,012
BJ’s Wholesale Club Holdings, Inc.*	141	10,768
Casey’s General Stores, Inc.	37	8,466
Chefs’ Warehouse, Inc. (The)*	53	1,763
Costco Wholesale Corp.	453	227,959
Dollar General Corp.	227	50,271
Dollar Tree, Inc.*	210	32,279
Grocery Outlet Holding Corp.*	109	3,246
Kroger Co. (The)	677	32,923

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Consumer Staples Distribution & Retail (cont’d.)
Performance Food Group Co.*	167	$10,469
PriceSmart, Inc.	31	2,284
SpartanNash Co.	50	1,226
Sprouts Farmers Market, Inc.*	110	3,813
Sysco Corp.	528	40,519
Target Corp.	479	75,562
United Natural Foods, Inc.*	63	1,718
US Foods Holding Corp.*	215	8,256
Walgreens Boots Alliance, Inc.	747	26,332
Walmart, Inc.	1,451	219,057
		758,923
Containers & Packaging 0.3%
Amcor PLC	1,612	17,684
AptarGroup, Inc.	73	8,651
Avery Dennison Corp.	79	13,784
Ball Corp.	320	17,018
Greif, Inc. (Class A Stock)	19	1,193
International Paper Co.	384	12,714
Myers Industries, Inc.	27	512
O-I Glass, Inc.*	192	4,314
Packaging Corp. of America	93	12,579
Sealed Air Corp.	164	7,870
Silgan Holdings, Inc.	88	4,335
Sonoco Products Co.	102	6,183
Westrock Co.	272	8,141
		114,978
Distributors 0.1%
Genuine Parts Co.	148	24,910
LKQ Corp.	255	14,721
Pool Corp.	31	10,891
		50,522
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	44	1,785
Frontdoor, Inc.*	100	2,736
Grand Canyon Education, Inc.*	37	4,392
H&R Block, Inc.	153	5,188

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Diversified Consumer Services (cont’d.)
Mister Car Wash, Inc.*	90	$794
Perdoceo Education Corp.*	69	896
Service Corp. International	163	11,441
Strategic Education, Inc.	23	2,024
Stride, Inc.*	50	2,148
		31,404
Diversified REITs 0.0%
Alexander & Baldwin, Inc.	98	1,885
American Assets Trust, Inc.	74	1,347
Armada Hoffler Properties, Inc.	82	961
Essential Properties Realty Trust, Inc.	155	3,836
Global Net Lease, Inc.	142	1,599
		9,628
Diversified Telecommunication Services 0.8%
AT&T, Inc.	7,356	129,980
ATN International, Inc.	15	543
Cogent Communications Holdings, Inc.	54	3,728
Consolidated Communications Holdings, Inc.*	46	178
Frontier Communications Parent, Inc.*	255	5,748
Iridium Communications, Inc.	128	8,124
Lumen Technologies, Inc.	1,141	2,704
Verizon Communications, Inc.	4,352	168,988
		319,993
Electric Utilities 1.8%
ALLETE, Inc.	67	4,179
Alliant Energy Corp.	269	14,833
American Electric Power Co., Inc.	538	49,722
Constellation Energy Corp.	337	26,084
Duke Energy Corp.	802	79,302
Edison International	395	29,072
Entergy Corp.	217	23,345
Evergy, Inc.	247	15,341
Eversource Energy	360	27,940
Exelon Corp.	1,039	44,095
FirstEnergy Corp.	558	22,208
Hawaiian Electric Industries, Inc.	115	4,509

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
IDACORP, Inc.	53	$5,889
NextEra Energy, Inc.	2,072	158,777
NRG Energy, Inc.	246	8,406
OGE Energy Corp.	201	7,546
Otter Tail Corp.	40	2,878
PG&E Corp.*	1,675	28,659
Pinnacle West Capital Corp.	117	9,180
PNM Resources, Inc.	99	4,765
Portland General Electric Co.	100	5,062
PPL Corp.	756	21,712
Southern Co. (The)	1,134	83,406
Xcel Energy, Inc.	570	39,849
		716,759
Electrical Equipment 0.6%
Acuity Brands, Inc.	37	5,823
AMETEK, Inc.	233	32,138
Eaton Corp. PLC	412	68,853
Emerson Electric Co.	598	49,789
Encore Wire Corp.	17	2,658
EnerSys	33	2,738
Generac Holdings, Inc.*	63	6,440
Hubbell, Inc.	52	14,005
nVent Electric PLC	177	7,422
Powell Industries, Inc.	8	320
Regal Rexnord Corp.	69	8,981
Rockwell Automation, Inc.	116	32,875
SunPower Corp.*	100	1,322
Sunrun, Inc.*	242	5,092
Vicor Corp.*	29	1,246
		239,702
Electronic Equipment, Instruments & Components 0.8%
Advanced Energy Industries, Inc.	41	3,546
Amphenol Corp. (Class A Stock)	621	46,867
Arlo Technologies, Inc.*	76	489
Arrow Electronics, Inc.*	56	6,408
Avnet, Inc.	95	3,920
Badger Meter, Inc.	31	4,102
Belden, Inc.	37	2,919

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Benchmark Electronics, Inc.	39	$833
CDW Corp.	144	24,421
Cognex Corp.	181	8,632
Coherent Corp.*	152	5,189
Corning, Inc.	793	26,343
CTS Corp.	31	1,216
ePlus, Inc.*	36	1,567
Fabrinet (Thailand)*	39	3,703
FARO Technologies, Inc.*	31	724
Insight Enterprises, Inc.*	24	2,903
IPG Photonics Corp.*	33	3,794
Itron, Inc.*	45	2,403
Jabil, Inc.	144	11,254
Keysight Technologies, Inc.*	190	27,482
Knowles Corp.*	100	1,688
Littelfuse, Inc.	27	6,540
Methode Electronics, Inc.	31	1,271
National Instruments Corp.	141	8,210
Novanta, Inc.*	40	6,114
OSI Systems, Inc.*	10	1,130
PC Connection, Inc.	15	604
Plexus Corp.*	29	2,537
Rogers Corp.*	12	1,931
Sanmina Corp.*	66	3,449
ScanSource, Inc.*	31	848
TD SYNNEX Corp.	45	4,007
TE Connectivity Ltd.	326	39,893
Teledyne Technologies, Inc.*	46	19,062
Trimble, Inc.*	264	12,434
TTM Technologies, Inc.*	116	1,370
Vishay Intertechnology, Inc.	166	3,534
Vontier Corp.	167	4,531
Zebra Technologies Corp. (Class A Stock)*	46	13,249
		321,117
Energy Equipment & Services 0.4%
Archrock, Inc.	178	1,832
Baker Hughes Co.	1,046	30,585
Bristow Group, Inc.*	38	850
ChampionX Corp.	196	5,308
Core Laboratories NV	55	1,238

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services (cont’d.)
DMC Global, Inc.*	24	$455
Dril-Quip, Inc.*	39	1,064
Halliburton Co.	944	30,916
Helix Energy Solutions Group, Inc.*	108	783
Helmerich & Payne, Inc.	122	4,045
Nabors Industries Ltd.*	14	1,396
NexTier Oilfield Solutions, Inc.*	170	1,374
NOV, Inc.	419	7,018
Oceaneering International, Inc.*	143	2,535
Oil States International, Inc.*	54	380
Patterson-UTI Energy, Inc.	231	2,585
ProPetro Holding Corp.*	66	458
RPC, Inc.	69	510
Schlumberger NV	1,480	73,038
U.S. Silica Holdings, Inc.*	62	809
Valaris Ltd.*	60	3,600
		170,779
Entertainment 1.3%
Activision Blizzard, Inc.*	740	57,505
Cinemark Holdings, Inc.*	126	2,127
Electronic Arts, Inc.	268	34,111
Live Nation Entertainment, Inc.*	144	9,760
Marcus Corp. (The)	15	263
Netflix, Inc.*	452	149,128
Take-Two Interactive Software, Inc.*	168	20,881
Walt Disney Co. (The)*	1,893	194,032
Warner Bros Discovery, Inc.*	2,306	31,385
World Wrestling Entertainment, Inc. (Class A Stock)	50	5,359
		504,551
Financial Services 4.1%
Berkshire Hathaway, Inc. (Class B Stock)*	1,860	611,103
Essent Group Ltd.	130	5,521
Euronet Worldwide, Inc.*	40	4,430
EVERTEC, Inc. (Puerto Rico)	62	2,151
Fidelity National Information Services, Inc.	620	36,406
Fiserv, Inc.*	664	81,088
FleetCor Technologies, Inc.*	71	15,188
Global Payments, Inc.	278	31,333

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
Jack Henry & Associates, Inc.	71	$11,597
Mastercard, Inc. (Class A Stock)	869	330,246
MGIC Investment Corp.	317	4,714
Mr. Cooper Group, Inc.*	68	3,148
NMI Holdings, Inc. (Class A Stock)*	104	2,434
Payoneer Global, Inc.*	200	1,092
PayPal Holdings, Inc.*	1,168	88,768
Radian Group, Inc.	165	4,004
Visa, Inc. (Class A Stock)	1,674	389,590
Voya Financial, Inc.	95	7,266
Walker & Dunlop, Inc.	31	2,087
Western Union Co. (The)	414	4,525
WEX, Inc.*	49	8,690
		1,645,381
Food Products 1.2%
Archer-Daniels-Midland Co.	571	44,584
B&G Foods, Inc.	90	1,444
Bunge Ltd.	150	14,040
Calavo Growers, Inc.	23	735
Cal-Maine Foods, Inc.	41	1,948
Campbell Soup Co.	207	11,240
Conagra Brands, Inc.	517	19,625
Darling Ingredients, Inc.*	170	10,127
Flowers Foods, Inc.	218	5,997
Fresh Del Monte Produce, Inc.	39	1,120
General Mills, Inc.	611	54,153
Hain Celestial Group, Inc. (The)*	113	2,026
Hershey Co. (The)	156	42,597
Hormel Foods Corp.	313	12,658
Hostess Brands, Inc.*	155	3,993
Ingredion, Inc.	59	6,264
J & J Snack Foods Corp.	6	919
J.M. Smucker Co. (The)	104	16,059
John B. Sanfilippo & Son, Inc.	13	1,351
Kellogg Co.	274	19,117
Kraft Heinz Co. (The)	831	32,633
Lamb Weston Holdings, Inc.	147	16,436
Lancaster Colony Corp.	15	3,137
McCormick & Co., Inc.	252	22,138
Mondelez International, Inc. (Class A Stock)	1,421	109,019

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Pilgrim’s Pride Corp.*	62	$1,414
Post Holdings, Inc.*	48	4,344
Seneca Foods Corp. (Class A Stock)*	12	571
Simply Good Foods Co. (The)*	79	2,873
Tootsie Roll Industries, Inc.	15	613
TreeHouse Foods, Inc.*	54	2,875
Tyson Foods, Inc. (Class A Stock)	293	18,310
		484,360
Gas Utilities 0.1%
Atmos Energy Corp.	148	16,893
Chesapeake Utilities Corp.	14	1,729
National Fuel Gas Co.	99	5,534
New Jersey Resources Corp.	97	5,009
Northwest Natural Holding Co.	43	2,019
ONE Gas, Inc.	52	4,002
Southwest Gas Holdings, Inc.	77	4,312
Spire, Inc.	59	3,996
UGI Corp.	214	7,250
		50,744
Ground Transportation 0.8%
ArcBest Corp.	26	2,454
Avis Budget Group, Inc.*	23	4,063
CSX Corp.	2,193	67,194
Heartland Express, Inc.	31	449
Hertz Global Holdings, Inc.*	170	2,836
J.B. Hunt Transport Services, Inc.	77	13,497
Knight-Swift Transportation Holdings, Inc.	164	9,236
Landstar System, Inc.	29	5,105
Marten Transport Ltd.	83	1,676
Norfolk Southern Corp.	234	47,509
Old Dominion Freight Line, Inc.	87	27,874
RXO, Inc.*	120	2,171
Ryder System, Inc.	48	3,800
Saia, Inc.*	26	7,742
Union Pacific Corp.	635	124,269
Werner Enterprises, Inc.	79	3,568
XPO, Inc.*	120	5,302
		328,745

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	1,804	$199,288
Align Technology, Inc.*	75	24,397
AngioDynamics, Inc.*	53	441
Artivion, Inc.*	23	319
Avanos Medical, Inc.*	62	1,831
Baxter International, Inc.	521	24,841
Becton, Dickinson & Co.	290	76,650
Boston Scientific Corp.*	1,474	76,825
CONMED Corp.	29	3,642
Cooper Cos., Inc. (The)	50	19,072
Cutera, Inc.*	18	410
DENTSPLY SIRONA, Inc.	233	9,770
Dexcom, Inc.*	403	48,900
Edwards Lifesciences Corp.*	645	56,747
Embecta Corp.	73	2,026
Enovis Corp.*	40	2,330
Envista Holdings Corp.*	175	6,736
GE HealthCare Technologies, Inc.*	379	30,828
Glaukos Corp.*	50	2,376
Globus Medical, Inc. (Class A Stock)*	80	4,651
Haemonetics Corp.*	55	4,604
Heska Corp.*	1	117
Hologic, Inc.*	255	21,933
ICU Medical, Inc.*	14	2,648
IDEXX Laboratories, Inc.*	85	41,834
Inari Medical, Inc.*	55	3,653
Inogen, Inc.*	25	333
Insulet Corp.*	70	22,263
Integer Holdings Corp.*	32	2,635
Integra LifeSciences Holdings Corp.*	85	4,702
Intuitive Surgical, Inc.*	355	106,933
Lantheus Holdings, Inc.*	63	5,383
LeMaitre Vascular, Inc.	18	972
LivaNova PLC*	54	2,587
Masimo Corp.*	55	10,403
Medtronic PLC	1,373	124,874
Merit Medical Systems, Inc.*	54	4,390
Mesa Laboratories, Inc.	8	1,332
Neogen Corp.*	254	4,374
NuVasive, Inc.*	54	2,324
Omnicell, Inc.*	52	3,160
OraSure Technologies, Inc.*	34	231

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Orthofix Medical, Inc.*	33	$621
Penumbra, Inc.*	33	9,376
QuidelOrtho Corp.*	59	5,307
ResMed, Inc.	154	37,108
Shockwave Medical, Inc.*	35	10,156
STAAR Surgical Co.*	50	3,523
STERIS PLC	97	18,289
Stryker Corp.	347	103,979
Tandem Diabetes Care, Inc.*	65	2,573
Teleflex, Inc.	44	11,991
Varex Imaging Corp.*	55	976
Zimmer Biomet Holdings, Inc.	210	29,072
Zynex, Inc.*	17	194
		1,196,930
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc.*	98	7,084
AdaptHealth Corp.*	100	1,188
Addus HomeCare Corp.*	19	1,553
Agiliti, Inc.*	40	669
Amedisys, Inc.*	29	2,329
AmerisourceBergen Corp.	169	28,198
AMN Healthcare Services, Inc.*	40	3,454
Apollo Medical Holdings, Inc.*	50	1,774
Cardinal Health, Inc.	266	21,839
Centene Corp.*	573	39,497
Chemed Corp.	14	7,717
Cigna Group (The)	312	79,026
Community Health Systems, Inc.*	167	1,059
CorVel Corp.*	14	2,828
Cross Country Healthcare, Inc.*	23	505
CVS Health Corp.	1,324	97,062
DaVita, Inc.*	48	4,337
Elevance Health, Inc.	247	115,757
Encompass Health Corp.	105	6,736
Enhabit, Inc.*	60	735
Ensign Group, Inc. (The)	53	5,146
Fulgent Genetics, Inc.*	24	710
HCA Healthcare, Inc.	217	62,351
HealthEquity, Inc.*	91	4,864
Henry Schein, Inc.*	143	11,556

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Humana, Inc.	130	$68,964
Laboratory Corp. of America Holdings	91	20,631
McKesson Corp.	141	51,358
ModivCare, Inc.*	5	318
Molina Healthcare, Inc.*	55	16,384
NeoGenomics, Inc.*	157	2,295
Option Care Health, Inc.*	190	6,108
Owens & Minor, Inc.*	93	1,445
Patterson Cos., Inc.	106	2,874
Pediatrix Medical Group, Inc.*	105	1,505
Progyny, Inc.*	92	3,058
Quest Diagnostics, Inc.	120	16,657
R1 RCM, Inc.*	157	2,448
RadNet, Inc.*	46	1,272
Select Medical Holdings Corp.	110	3,355
Tenet Healthcare Corp.*	110	8,065
U.S. Physical Therapy, Inc.	6	639
UnitedHealth Group, Inc.	961	472,898
Universal Health Services, Inc. (Class B Stock)	59	8,871
		1,197,119
Health Care REITs 0.3%
CareTrust REIT, Inc.	109	2,124
Community Healthcare Trust, Inc.	21	751
Healthcare Realty Trust, Inc.	390	7,714
Healthpeak Properties, Inc.	580	12,743
LTC Properties, Inc.	46	1,539
Medical Properties Trust, Inc.	644	5,648
Omega Healthcare Investors, Inc.	245	6,556
Physicians Realty Trust	279	4,023
Sabra Health Care REIT, Inc.	279	3,181
Universal Health Realty Income Trust	20	870
Ventas, Inc.	432	20,758
Welltower, Inc.	493	39,055
		104,962
Health Care Technology 0.0%
Certara, Inc.*	110	2,659
Computer Programs & Systems, Inc.*	15	388
HealthStream, Inc.	15	370

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
NextGen Healthcare, Inc.*	80	$1,339
Simulations Plus, Inc.	23	960
Veradigm, Inc.*	116	1,449
		7,165
Hotel & Resort REITs 0.1%
Chatham Lodging Trust	69	707
DiamondRock Hospitality Co.	284	2,303
Host Hotels & Resorts, Inc.	744	12,030
Park Hotels & Resorts, Inc.	240	2,892
Pebblebrook Hotel Trust	163	2,320
Service Properties Trust	190	1,666
Summit Hotel Properties, Inc.	143	921
Sunstone Hotel Investors, Inc.	200	1,906
Xenia Hotels & Resorts, Inc.	125	1,583
		26,328
Hotels, Restaurants & Leisure 2.2%
Aramark	275	9,542
BJ’s Restaurants, Inc.*	21	683
Bloomin’ Brands, Inc.	100	2,477
Booking Holdings, Inc.*	40	107,452
Boyd Gaming Corp.	90	6,246
Brinker International, Inc.*	65	2,595
Caesars Entertainment, Inc.*	225	10,190
Carnival Corp.*	1,082	9,965
Cheesecake Factory, Inc. (The)	55	1,853
Chipotle Mexican Grill, Inc.*	28	57,893
Choice Hotels International, Inc.	29	3,698
Churchill Downs, Inc.	34	9,946
Chuy’s Holdings, Inc.*	15	523
Cracker Barrel Old Country Store, Inc.	23	2,442
Darden Restaurants, Inc.	129	19,599
Dave & Buster’s Entertainment, Inc.*	42	1,489
Dine Brands Global, Inc.	8	519
Domino’s Pizza, Inc.	28	8,889
El Pollo Loco Holdings, Inc.	24	224
Expedia Group, Inc.*	157	14,752
Golden Entertainment, Inc.*	30	1,265
Hilton Grand Vacations, Inc.*	85	3,638

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Worldwide Holdings, Inc.	278	$40,038
Jack in the Box, Inc.	14	1,298
Las Vegas Sands Corp.*	333	21,262
Light & Wonder, Inc.*	90	5,426
Marriott International, Inc. (Class A Stock)	276	46,738
Marriott Vacations Worldwide Corp.	34	4,575
McDonald’s Corp.	766	226,544
MGM Resorts International	343	15,408
Monarch Casino & Resort, Inc.	15	1,040
Norwegian Cruise Line Holdings Ltd.*	456	6,088
Papa John’s International, Inc.	34	2,543
Penn Entertainment, Inc.*	160	4,766
Royal Caribbean Cruises Ltd.*	235	15,376
Ruth’s Hospitality Group, Inc.	23	372
Sabre Corp.*	405	1,620
Shake Shack, Inc. (Class A Stock)*	30	1,644
Six Flags Entertainment Corp.*	71	1,723
Starbucks Corp.	1,185	135,434
Texas Roadhouse, Inc.	61	6,748
Travel + Leisure Co.	77	2,947
Wendy’s Co. (The)	182	4,022
Wingstop, Inc.	27	5,403
Wyndham Hotels & Resorts, Inc.	89	6,072
Wynn Resorts Ltd.*	109	12,457
Yum! Brands, Inc.	290	40,768
		886,192
Household Durables 0.5%
Cavco Industries, Inc.*	4	1,201
Century Communities, Inc.	39	2,626
D.R. Horton, Inc.	320	35,142
Ethan Allen Interiors, Inc.	15	419
Garmin Ltd.	162	15,904
Green Brick Partners, Inc.*	20	745
Helen of Troy Ltd.*	21	2,107
Installed Building Products, Inc.	22	2,734
iRobot Corp.*	40	1,573
KB Home	87	3,812
La-Z-Boy, Inc.	62	1,781
Leggett & Platt, Inc.	161	5,202
Lennar Corp. (Class A Stock)	257	28,992

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
LGI Homes, Inc.*	15	$1,782
M/I Homes, Inc.*	19	1,285
MDC Holdings, Inc.	77	3,155
Meritage Homes Corp.	39	4,994
Mohawk Industries, Inc.*	51	5,401
Newell Brands, Inc.	464	5,638
NVR, Inc.*	3	17,520
PulteGroup, Inc.	242	16,250
Sonos, Inc.*	165	3,488
Taylor Morrison Home Corp.*	121	5,214
Tempur Sealy International, Inc.	169	6,333
Toll Brothers, Inc.	105	6,711
TopBuild Corp.*	31	6,990
Tri Pointe Homes, Inc.*	99	2,839
Whirlpool Corp.	55	7,678
		197,516
Household Products 1.4%
Central Garden & Pet Co.*	15	553
Central Garden & Pet Co. (Class A Stock)*	43	1,519
Church & Dwight Co., Inc.	249	24,183
Clorox Co. (The)	123	20,371
Colgate-Palmolive Co.	872	69,586
Energizer Holdings, Inc.	80	2,674
Kimberly-Clark Corp.	350	50,712
Procter & Gamble Co. (The)	2,445	382,349
WD-40 Co.	5	952
		552,899
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	723	17,106
Ormat Technologies, Inc.	50	4,291
		21,397
Industrial Conglomerates 0.8%
3M Co.	574	60,970
General Electric Co.	1,122	111,044
Honeywell International, Inc.	695	138,889
		310,903

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Industrial REITs 0.4%
EastGroup Properties, Inc.	41	$6,829
First Industrial Realty Trust, Inc.	138	7,241
Innovative Industrial Properties, Inc.	21	1,439
LXP Industrial Trust	352	3,309
Prologis, Inc.	961	120,365
Rexford Industrial Realty, Inc.	188	10,485
		149,668
Insurance 2.3%
Aflac, Inc.	598	41,770
Allstate Corp. (The)	269	31,139
Ambac Financial Group, Inc.*	42	670
American Equity Investment Life Holding Co.	79	3,045
American Financial Group, Inc.	77	9,450
American International Group, Inc.	775	41,106
AMERISAFE, Inc.	26	1,447
Aon PLC (Class A Stock)	215	69,914
Arch Capital Group Ltd.*	380	28,527
Arthur J. Gallagher & Co.	212	44,109
Assurant, Inc.	55	6,772
Assured Guaranty Ltd.	66	3,555
Brighthouse Financial, Inc.*	74	3,271
Brown & Brown, Inc.	251	16,162
Chubb Ltd.	433	87,275
Cincinnati Financial Corp.	168	17,882
CNO Financial Group, Inc.	144	3,231
Employers Holdings, Inc.	28	1,109
Everest Re Group Ltd.	36	13,608
First American Financial Corp.	110	6,337
Genworth Financial, Inc. (Class A Stock)*	617	3,585
Globe Life, Inc.	97	10,526
Hanover Insurance Group, Inc. (The)	33	3,945
Hartford Financial Services Group, Inc. (The)	325	23,072
HCI Group, Inc.	11	557
Horace Mann Educators Corp.	47	1,470
James River Group Holdings Ltd.	38	740
Kemper Corp.	71	3,454
Kinsale Capital Group, Inc.	19	6,208
Lincoln National Corp.	158	3,433
Loews Corp.	192	11,053
Marsh & McLennan Cos., Inc.	515	92,798

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Mercury General Corp.	34	$1,034
MetLife, Inc.	678	41,582
Old Republic International Corp.	304	7,682
Palomar Holdings, Inc.*	29	1,458
Primerica, Inc.	29	5,293
Principal Financial Group, Inc.	242	18,075
ProAssurance Corp.	69	1,239
Progressive Corp. (The)	611	83,340
Prudential Financial, Inc.(g)	381	33,147
Reinsurance Group of America, Inc.	65	9,251
RenaissanceRe Holdings Ltd. (Bermuda)	49	10,555
RLI Corp.	37	5,145
Safety Insurance Group, Inc.	7	512
Selective Insurance Group, Inc.	65	6,261
SiriusPoint Ltd. (Bermuda)*	69	600
Stewart Information Services Corp.	34	1,416
Travelers Cos., Inc. (The)	236	42,749
Trupanion, Inc.*	42	1,475
United Fire Group, Inc.	27	726
Universal Insurance Holdings, Inc.	39	601
Unum Group	197	8,313
W.R. Berkley Corp.	216	12,727
Willis Towers Watson PLC	111	25,708
		910,109
Interactive Media & Services 4.5%
Alphabet, Inc. (Class A Stock)*	6,150	660,141
Alphabet, Inc. (Class C Stock)*	5,360	580,059
Cars.com, Inc.*	80	1,566
Match Group, Inc.*	300	11,070
Meta Platforms, Inc. (Class A Stock)*	2,306	554,178
QuinStreet, Inc.*	54	600
Shutterstock, Inc.	24	1,608
TripAdvisor, Inc.*	129	2,287
Yelp, Inc.*	93	2,782
Ziff Davis, Inc.*	40	2,926
		1,817,217
IT Services 1.0%
Accenture PLC (Class A Stock)	656	183,870

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Akamai Technologies, Inc.*	168	$13,771
Cognizant Technology Solutions Corp. (Class A Stock)	535	31,945
DXC Technology Co.*	271	6,464
EPAM Systems, Inc.*	55	15,534
Gartner, Inc.*	79	23,894
International Business Machines Corp.	941	118,952
Kyndryl Holdings, Inc.*	244	3,528
Perficient, Inc.*	36	2,337
VeriSign, Inc.*	91	20,184
		420,479
Leisure Products 0.1%
Brunswick Corp.	76	6,444
Hasbro, Inc.	144	8,528
Mattel, Inc.*	408	7,344
Polaris, Inc.	47	5,106
Sturm Ruger & Co., Inc.	26	1,497
Topgolf Callaway Brands Corp.*	152	3,370
Vista Outdoor, Inc.*	64	1,542
YETI Holdings, Inc.*	86	3,393
		37,224
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	304	41,171
Azenta, Inc.*	78	3,392
BioLife Solutions, Inc.*	40	702
Bio-Rad Laboratories, Inc. (Class A Stock)*	19	8,565
Bio-Techne Corp.	168	13,420
Bruker Corp.	100	7,913
Charles River Laboratories International, Inc.*	55	10,457
Cytek Biosciences, Inc.*	80	918
Danaher Corp.	685	162,283
Illumina, Inc.*	168	34,534
IQVIA Holdings, Inc.*	198	37,270
Medpace Holdings, Inc.*	26	5,204
Mettler-Toledo International, Inc.*	21	31,321
PerkinElmer, Inc.	134	17,486
Repligen Corp.*	55	8,340
Sotera Health Co.*	125	2,096
Syneos Health, Inc.*	124	4,868

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
Thermo Fisher Scientific, Inc.	405	$224,734
Waters Corp.*	60	18,022
West Pharmaceutical Services, Inc.	72	26,009
		658,705
Machinery 1.9%
3D Systems Corp.*	181	1,658
AGCO Corp.	68	8,428
Alamo Group, Inc.	4	707
Albany International Corp. (Class A Stock)	31	2,828
Astec Industries, Inc.	24	991
Barnes Group, Inc.	64	2,690
Caterpillar, Inc.	543	118,808
Chart Industries, Inc.*	43	5,723
CIRCOR International, Inc.*	20	557
Crane Co.*	43	3,099
Crane NXT Co.	43	2,037
Cummins, Inc.	152	35,726
Deere & Co.	273	103,199
Donaldson Co., Inc.	121	7,690
Dover Corp.	148	21,632
Enerpac Tool Group Corp.	60	1,426
EnPro Industries, Inc.	16	1,508
Esab Corp.	50	2,918
ESCO Technologies, Inc.	21	1,965
Federal Signal Corp.	58	2,980
Flowserve Corp.	133	4,441
Fortive Corp.	359	22,649
Franklin Electric Co., Inc.	42	3,758
Graco, Inc.	180	14,272
Greenbrier Cos., Inc. (The)	37	979
Hillenbrand, Inc.	82	3,741
IDEX Corp.	73	15,061
Illinois Tool Works, Inc.	285	68,953
Ingersoll Rand, Inc.	415	23,663
ITT, Inc.	87	7,346
John Bean Technologies Corp.	29	3,153
Kennametal, Inc.	101	2,622
Lincoln Electric Holdings, Inc.	53	8,893
Lindsay Corp.	14	1,690
Middleby Corp. (The)*	48	6,762

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Mueller Industries, Inc.	60	$4,311
Nordson Corp.	58	12,546
Oshkosh Corp.	64	4,897
Otis Worldwide Corp.	431	36,764
PACCAR, Inc.	546	40,781
Parker-Hannifin Corp.	124	40,285
Pentair PLC	175	10,164
Proto Labs, Inc.*	34	978
Snap-on, Inc.	51	13,230
SPX Technologies, Inc.*	45	2,866
Standex International Corp.	4	491
Stanley Black & Decker, Inc.	158	13,642
Tennant Co.	24	1,834
Terex Corp.	71	3,166
Timken Co. (The)	73	5,610
Titan International, Inc.*	32	312
Toro Co. (The)	100	10,426
Trinity Industries, Inc.	108	2,587
Wabash National Corp.	70	1,797
Watts Water Technologies, Inc. (Class A Stock)	25	4,043
Westinghouse Air Brake Technologies Corp.	181	17,678
Xylem, Inc.	179	18,587
		761,548
Marine Transportation 0.0%
Kirby Corp.*	60	4,310
Matson, Inc.	47	3,198
		7,508
Media 0.8%
AMC Networks, Inc. (Class A Stock)*	37	655
Cable One, Inc.	6	4,550
Charter Communications, Inc. (Class A Stock)*	101	37,239
Comcast Corp. (Class A Stock)	4,359	180,332
DISH Network Corp. (Class A Stock)*	301	2,261
EW Scripps Co. (The) (Class A Stock)*	78	658
Fox Corp. (Class A Stock)	323	10,743
Fox Corp. (Class B Stock)	165	5,039
Gannett Co., Inc.*	81	154
Interpublic Group of Cos., Inc. (The)	418	14,935

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
John Wiley & Sons, Inc. (Class A Stock)	57	$2,198
New York Times Co. (The) (Class A Stock)	174	6,916
News Corp. (Class A Stock)	413	7,273
News Corp. (Class B Stock)	148	2,627
Nexstar Media Group, Inc.	40	6,938
Omnicom Group, Inc.	205	18,567
Paramount Global (Class B Stock)	543	12,668
Scholastic Corp.	43	1,654
TechTarget, Inc.*	31	1,057
TEGNA, Inc.	239	4,087
Thryv Holdings, Inc.*	20	449
		321,000
Metals & Mining 0.6%
Alcoa Corp.	190	7,057
Arconic Corp.*	130	3,217
ATI, Inc.*	154	5,947
Carpenter Technology Corp.	62	3,270
Century Aluminum Co.*	71	610
Cleveland-Cliffs, Inc.*	532	8,182
Commercial Metals Co.	127	5,930
Compass Minerals International, Inc.	46	1,506
Freeport-McMoRan, Inc.	1,493	56,600
Haynes International, Inc.	12	564
Kaiser Aluminum Corp.	10	657
Materion Corp.	13	1,408
MP Materials Corp.*	80	1,734
Newmont Corp.	830	39,342
Nucor Corp.	261	38,675
Olympic Steel, Inc.	15	699
Reliance Steel & Aluminum Co.	58	14,372
Royal Gold, Inc.	61	8,079
Steel Dynamics, Inc.	179	18,607
SunCoke Energy, Inc.	31	241
TimkenSteel Corp.*	23	385
Tredegar Corp.	15	141
United States Steel Corp.	232	5,308
Warrior Met Coal, Inc.	62	2,143
Worthington Industries, Inc.	27	1,603
		226,277

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Annaly Capital Management, Inc.	506	$10,110
Apollo Commercial Real Estate Finance, Inc.	177	1,791
ARMOUR Residential REIT, Inc.	119	607
Ellington Financial, Inc.	75	958
Franklin BSP Realty Trust, Inc.	60	758
Invesco Mortgage Capital, Inc.	18	191
KKR Real Estate Finance Trust, Inc.	31	333
New York Mortgage Trust, Inc.	99	1,018
PennyMac Mortgage Investment Trust	108	1,342
Ready Capital Corp.	120	1,288
Redwood Trust, Inc.	155	973
Starwood Property Trust, Inc.	330	5,904
Two Harbors Investment Corp.	92	1,281
		26,554
Multi-Utilities 0.8%
Ameren Corp.	264	23,488
Avista Corp.	78	3,437
Black Hills Corp.	71	4,636
CenterPoint Energy, Inc.	646	19,684
CMS Energy Corp.	313	19,487
Consolidated Edison, Inc.	365	35,942
Dominion Energy, Inc.	870	49,712
DTE Energy Co.	195	21,920
NiSource, Inc.	440	12,522
NorthWestern Corp.	58	3,400
Public Service Enterprise Group, Inc.	516	32,611
Sempra Energy	324	50,379
Unitil Corp.	20	1,112
WEC Energy Group, Inc.	325	31,255
		309,585
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	167	20,738
Boston Properties, Inc.	150	8,004
Brandywine Realty Trust	231	908
Corporate Office Properties Trust	150	3,434
Cousins Properties, Inc.	163	3,555
Douglas Emmett, Inc.	210	2,705
Easterly Government Properties, Inc.	115	1,618

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Highwoods Properties, Inc.	125	$2,865
Hudson Pacific Properties, Inc.	199	1,106
JBG SMITH Properties	104	1,484
Kilroy Realty Corp.	120	3,509
Office Properties Income Trust	49	319
Orion Office REIT, Inc.	73	448
SL Green Realty Corp.	77	1,823
Vornado Realty Trust	200	3,002
		55,518
Oil, Gas & Consumable Fuels 4.1%
Antero Midstream Corp.	383	4,121
Antero Resources Corp.*	295	6,782
APA Corp.	345	12,713
Callon Petroleum Co.*	54	1,790
Chevron Corp.	1,835	309,344
Chord Energy Corp.	40	5,693
Civitas Resources, Inc.	58	4,005
CNX Resources Corp.*	193	2,997
Comstock Resources, Inc.	90	1,035
ConocoPhillips	1,261	129,744
CONSOL Energy, Inc.	30	1,780
Coterra Energy, Inc.	809	20,710
CVR Energy, Inc.	30	790
Devon Energy Corp.	683	36,493
Diamondback Energy, Inc.	187	26,591
Dorian LPG Ltd.	31	689
DT Midstream, Inc.	102	5,026
EOG Resources, Inc.	612	73,116
EQT Corp.	394	13,727
Equitrans Midstream Corp.	561	2,889
Exxon Mobil Corp.	4,248	502,708
Green Plains, Inc.*	76	2,597
Hess Corp.	281	40,762
HF Sinclair Corp.	142	6,264
Kinder Morgan, Inc.	2,065	35,415
Marathon Oil Corp.	687	16,598
Marathon Petroleum Corp.	470	57,340
Matador Resources Co.	126	6,178
Murphy Oil Corp.	154	5,653
Northern Oil & Gas, Inc.	70	2,322

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Occidental Petroleum Corp.	756	$46,517
ONEOK, Inc.	461	30,154
Par Pacific Holdings, Inc.*	65	1,523
PBF Energy, Inc. (Class A Stock)	112	3,904
PDC Energy, Inc.	100	6,505
Phillips 66	488	48,312
Pioneer Natural Resources Co.	241	52,430
Range Resources Corp.	258	6,824
Ranger Oil Corp. (Class A Stock)	15	618
REX American Resources Corp.*	15	424
SM Energy Co.	139	3,903
Southwestern Energy Co.*	1,192	6,186
Talos Energy, Inc.*	78	1,063
Targa Resources Corp.	230	17,372
Valero Energy Corp.	398	45,639
Vital Energy, Inc.*	11	512
Williams Cos., Inc. (The)	1,272	38,491
World Fuel Services Corp.	73	1,726
		1,647,975
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	9	325
Louisiana-Pacific Corp.	75	4,480
Mercer International, Inc. (Germany)	46	448
Sylvamo Corp.	29	1,329
		6,582
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	133	5,780
Allegiant Travel Co.*	20	2,078
American Airlines Group, Inc.*	702	9,575
Delta Air Lines, Inc.*	660	22,645
Hawaiian Holdings, Inc.*	54	450
JetBlue Airways Corp.*	424	3,027
SkyWest, Inc.*	68	1,924
Southwest Airlines Co.	643	19,477
Sun Country Airlines Holdings, Inc.*	40	789
United Airlines Holdings, Inc.*	352	15,418
		81,163

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products 0.2%
BellRing Brands, Inc.*	143	$5,146
Coty, Inc. (Class A Stock)*	421	4,997
Edgewell Personal Care Co.	73	3,188
elf Beauty, Inc.*	47	4,360
Estee Lauder Cos., Inc. (The) (Class A Stock)	234	57,732
Inter Parfums, Inc.	20	3,036
Medifast, Inc.	2	183
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,368
USANA Health Sciences, Inc.*	13	863
		81,873
Pharmaceuticals 3.9%
Amphastar Pharmaceuticals, Inc.*	50	1,789
ANI Pharmaceuticals, Inc.*	8	302
Bristol-Myers Squibb Co.	2,192	146,360
Cara Therapeutics, Inc.*	39	164
Catalent, Inc.*	192	9,623
Collegium Pharmaceutical, Inc.*	19	442
Corcept Therapeutics, Inc.*	107	2,411
Eli Lilly & Co.	811	321,043
Harmony Biosciences Holdings, Inc.*	30	967
Innoviva, Inc.*	54	633
Jazz Pharmaceuticals PLC*	60	8,428
Johnson & Johnson	2,696	441,335
Ligand Pharmaceuticals, Inc.*	7	535
Merck & Co., Inc.	2,625	303,109
Organon & Co.	283	6,970
Pacira BioSciences, Inc.*	54	2,447
Perrigo Co. PLC	143	5,318
Pfizer, Inc.	5,790	225,173
Phibro Animal Health Corp. (Class A Stock)	15	233
Prestige Consumer Healthcare, Inc.*	53	3,261
Supernus Pharmaceuticals, Inc.*	54	1,990
Viatris, Inc.	1,310	12,222
Zoetis, Inc.	485	85,253
		1,580,008
Professional Services 1.0%
ASGN, Inc.*	48	3,436
Automatic Data Processing, Inc.	434	95,480

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Broadridge Financial Solutions, Inc.	114	$16,577
CACI International, Inc. (Class A Stock)*	23	7,206
Ceridian HCM Holding, Inc.*	156	9,903
Concentrix Corp.	35	3,378
CoStar Group, Inc.*	425	32,704
CSG Systems International, Inc.	39	2,055
Equifax, Inc.	129	26,881
ExlService Holdings, Inc.*	30	5,351
Exponent, Inc.	48	4,418
Forrester Research, Inc.*	12	371
FTI Consulting, Inc.*	39	7,040
Genpact Ltd.	180	8,019
Heidrick & Struggles International, Inc.	30	753
Insperity, Inc.	39	4,776
Jacobs Solutions, Inc.	136	15,703
KBR, Inc.	139	7,885
Kelly Services, Inc. (Class A Stock)	15	246
Korn Ferry	50	2,401
Leidos Holdings, Inc.	144	13,429
ManpowerGroup, Inc.	43	3,256
Maximus, Inc.	63	5,270
NV5 Global, Inc.*	5	474
Paychex, Inc.	328	36,034
Paycom Software, Inc.*	50	14,519
Paylocity Holding Corp.*	37	7,152
Resources Connection, Inc.	23	336
Robert Half International, Inc.	106	7,738
Science Applications International Corp.	62	6,326
TrueBlue, Inc.*	49	742
TTEC Holdings, Inc.	16	545
Verisk Analytics, Inc.	168	32,610
Verra Mobility Corp.*	140	2,373
		385,387
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc.*	138	879
CBRE Group, Inc. (Class A Stock)*	326	24,991
Cushman & Wakefield PLC*	190	1,871
Douglas Elliman, Inc.	68	217
Jones Lang LaSalle, Inc.*	54	7,508
Kennedy-Wilson Holdings, Inc.	125	2,097

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development (cont’d.)
Marcus & Millichap, Inc.	23	$724
RE/MAX Holdings, Inc. (Class A Stock)	15	290
St. Joe Co. (The)	37	1,521
		40,098
Residential REITs 0.4%
Apartment Income REIT Corp.	171	6,323
AvalonBay Communities, Inc.	148	26,695
Camden Property Trust	112	12,326
Centerspace	15	846
Elme Communities	100	1,723
Equity Residential	344	21,758
Essex Property Trust, Inc.	65	14,282
Independence Realty Trust, Inc.	273	4,545
Invitation Homes, Inc.	625	20,856
Mid-America Apartment Communities, Inc.	121	18,610
NexPoint Residential Trust, Inc.	31	1,331
UDR, Inc.	327	13,515
Veris Residential, Inc.*	100	1,635
		144,445
Retail REITs 0.4%
Acadia Realty Trust	95	1,283
Agree Realty Corp.	96	6,527
Brixmor Property Group, Inc.	346	7,380
Federal Realty Investment Trust	81	8,010
Getty Realty Corp.	42	1,400
Kimco Realty Corp.	665	12,761
Kite Realty Group Trust	264	5,470
Macerich Co. (The)	289	2,887
National Retail Properties, Inc.	189	8,222
Realty Income Corp.	652	40,972
Regency Centers Corp.	156	9,583
Retail Opportunity Investments Corp.	133	1,733
RPT Realty	112	1,042
Saul Centers, Inc.	8	288
Simon Property Group, Inc.	336	38,076
SITE Centers Corp.	223	2,752
Spirit Realty Capital, Inc.	155	5,961
Tanger Factory Outlet Centers, Inc.	115	2,255

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Retail REITs (cont’d.)
Urban Edge Properties	131	$1,922
Urstadt Biddle Properties, Inc. (Class A Stock)	15	258
Whitestone REIT	23	206
		158,988
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc.*	1,668	149,069
Allegro MicroSystems, Inc. (Japan)*	80	2,862
Alpha & Omega Semiconductor Ltd.*	30	716
Amkor Technology, Inc.	124	2,774
Analog Devices, Inc.	524	94,257
Applied Materials, Inc.	880	99,466
Axcelis Technologies, Inc.*	37	4,377
Broadcom, Inc.	435	272,528
CEVA, Inc.*	23	578
Cirrus Logic, Inc.*	55	4,719
Cohu, Inc.*	51	1,726
Diodes, Inc.*	47	3,746
Enphase Energy, Inc.*	146	23,973
First Solar, Inc.*	107	19,536
FormFactor, Inc.*	95	2,595
Ichor Holdings Ltd.*	34	947
Intel Corp.	4,286	133,123
KLA Corp.	134	51,796
Kulicke & Soffa Industries, Inc. (Singapore)	60	2,860
Lam Research Corp.	141	73,895
Lattice Semiconductor Corp.*	146	11,636
MACOM Technology Solutions Holdings, Inc.*	50	2,917
MaxLinear, Inc.*	88	2,123
Microchip Technology, Inc.	571	41,677
Micron Technology, Inc.	1,121	72,148
MKS Instruments, Inc.	61	5,116
Monolithic Power Systems, Inc.	48	22,175
NVIDIA Corp.	2,549	707,322
NXP Semiconductors NV (China)	261	42,736
ON Semiconductor Corp.*	450	32,382
Onto Innovation, Inc.*	43	3,482
PDF Solutions, Inc.*	23	829
Photronics, Inc.*	46	665
Power Integrations, Inc.	57	4,149
Qorvo, Inc.*	106	9,761

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	1,150	$134,320
Rambus, Inc.*	115	5,099
Semtech Corp.*	78	1,520
Silicon Laboratories, Inc.*	30	4,179
SiTime Corp.*	20	2,169
Skyworks Solutions, Inc.	158	16,732
SMART Global Holdings, Inc.*	80	1,234
SolarEdge Technologies, Inc.*	52	14,853
Synaptics, Inc.*	34	3,011
Teradyne, Inc.	166	15,169
Texas Instruments, Inc.	932	155,830
Ultra Clean Holdings, Inc.*	53	1,513
Universal Display Corp.	37	4,938
Veeco Instruments, Inc.*	71	1,308
Wolfspeed, Inc.*	128	5,958
		2,272,494
Software 8.7%
8x8, Inc.*	130	373
A10 Networks, Inc.	70	990
ACI Worldwide, Inc.*	112	2,837
Adeia, Inc.	116	886
Adobe, Inc.*	467	176,320
Agilysys, Inc.*	16	1,249
Alarm.com Holdings, Inc.*	45	2,146
ANSYS, Inc.*	83	26,055
Aspen Technology, Inc.*	33	5,841
Autodesk, Inc.*	216	42,075
Blackbaud, Inc.*	41	2,844
Cadence Design Systems, Inc.*	281	58,855
Cerence, Inc.*	50	1,277
CommVault Systems, Inc.*	48	2,797
Consensus Cloud Solutions, Inc.*	23	859
Digital Turbine, Inc.*	120	1,408
DoubleVerify Holdings, Inc.*	90	2,648
Dynatrace, Inc.*	235	9,936
Ebix, Inc.	22	358
Envestnet, Inc.*	60	3,803
Fair Isaac Corp.*	22	16,015
Fortinet, Inc.*	675	42,559
Gen Digital, Inc.	627	11,079

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
InterDigital, Inc.	26	$1,761
Intuit, Inc.	292	129,633
LivePerson, Inc.*	88	407
LiveRamp Holdings, Inc.*	63	1,518
Manhattan Associates, Inc.*	58	9,609
Microsoft Corp.	7,685	2,361,293
N-able, Inc.*	70	892
NCR Corp.*	139	3,098
OneSpan, Inc.*	23	339
Oracle Corp.	1,587	150,321
Progress Software Corp.	40	2,195
PTC, Inc.*	107	13,460
Qualys, Inc.*	35	3,953
Roper Technologies, Inc.	108	49,116
Salesforce, Inc.*	1,042	206,702
ServiceNow, Inc.*	212	97,397
SPS Commerce, Inc.*	34	5,008
Synopsys, Inc.*	152	56,441
Teradata Corp.*	107	4,142
Tyler Technologies, Inc.*	41	15,540
Xperi, Inc.*	46	437
		3,526,472
Specialized REITs 1.2%
American Tower Corp.	486	99,333
Crown Castle, Inc.	450	55,390
CubeSmart	240	10,918
Digital Realty Trust, Inc.	293	29,051
EPR Properties	91	3,818
Equinix, Inc.	98	70,960
Extra Space Storage, Inc.	141	21,438
Four Corners Property Trust, Inc.	86	2,194
Iron Mountain, Inc.	291	16,075
Lamar Advertising Co. (Class A Stock)	84	8,877
Life Storage, Inc.	82	11,019
National Storage Affiliates Trust	103	3,971
Outfront Media, Inc.	170	2,832
PotlatchDeltic Corp.	83	3,837
Public Storage	160	47,173
Rayonier, Inc.	158	4,955
Safehold, Inc.	42	1,164

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
SBA Communications Corp.	106	$27,654
Uniti Group, Inc.	309	1,057
VICI Properties, Inc.	1,040	35,298
Weyerhaeuser Co.	758	22,672
		479,686
Specialty Retail 2.2%
Aaron’s Co., Inc. (The)	23	307
Abercrombie & Fitch Co. (Class A Stock)*	83	1,954
Academy Sports & Outdoors, Inc.	80	5,082
Advance Auto Parts, Inc.	59	7,406
American Eagle Outfitters, Inc.	184	2,464
Asbury Automotive Group, Inc.*	27	5,223
AutoNation, Inc.*	30	3,951
AutoZone, Inc.*	19	50,603
Bath & Body Works, Inc.	246	8,635
Best Buy Co., Inc.	200	14,904
Boot Barn Holdings, Inc.*	29	2,102
Buckle, Inc. (The)	29	972
Caleres, Inc.	41	935
CarMax, Inc.*	167	11,695
Chico’s FAS, Inc.*	85	428
Children’s Place, Inc. (The)*	26	771
Designer Brands, Inc. (Class A Stock)	69	565
Dick’s Sporting Goods, Inc.	61	8,846
Five Below, Inc.*	55	10,855
Foot Locker, Inc.	82	3,443
GameStop Corp. (Class A Stock)*	267	5,150
Gap, Inc. (The)	259	2,486
Genesco, Inc.*	23	797
Group 1 Automotive, Inc.	18	4,041
Guess?, Inc.	31	584
Haverty Furniture Cos., Inc.	15	452
Hibbett, Inc.	19	1,032
Home Depot, Inc. (The)	1,043	313,463
Leslie’s, Inc.*	200	2,170
Lithia Motors, Inc.	21	4,639
Lowe’s Cos., Inc.	630	130,933
MarineMax, Inc.*	35	1,019
Monro, Inc.	24	1,173
Murphy USA, Inc.	17	4,679

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
National Vision Holdings, Inc.*	100	$2,104
ODP Corp. (The)*	42	1,815
O’Reilly Automotive, Inc.*	65	59,625
PetMed Express, Inc.	15	231
RH*	11	2,806
Ross Stores, Inc.	358	38,209
Sally Beauty Holdings, Inc.*	133	1,893
Shoe Carnival, Inc.	15	349
Signet Jewelers Ltd.	48	3,532
Sleep Number Corp.*	19	428
Sonic Automotive, Inc. (Class A Stock)	26	1,158
TJX Cos., Inc. (The)	1,189	93,717
Tractor Supply Co.	111	26,462
Ulta Beauty, Inc.*	53	29,226
Upbound Group, Inc.	53	1,413
Urban Outfitters, Inc.*	78	2,111
Valvoline, Inc.	189	6,530
Victoria’s Secret & Co.*	98	3,039
Williams-Sonoma, Inc.	74	8,957
Zumiez, Inc.*	21	367
		897,731
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	15,357	2,605,776
Avid Technology, Inc.*	40	1,180
Corsair Gaming, Inc.*	40	697
Hewlett Packard Enterprise Co.	1,393	19,948
HP, Inc.	918	27,274
NetApp, Inc.	213	13,396
Seagate Technology Holdings PLC	204	11,989
Super Micro Computer, Inc.*	50	5,272
Western Digital Corp.*	326	11,227
Xerox Holdings Corp.	120	1,880
		2,698,639
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	135	5,602
Carter’s, Inc.	44	3,070
Columbia Sportswear Co.	39	3,258
Crocs, Inc.*	61	7,544

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Deckers Outdoor Corp.*	27	$12,942
G-III Apparel Group Ltd.*	46	722
Hanesbrands, Inc.	436	2,285
Kontoor Brands, Inc.	66	2,981
Movado Group, Inc.	15	384
NIKE, Inc. (Class B Stock)	1,286	162,962
Oxford Industries, Inc.	8	826
PVH Corp.	67	5,749
Ralph Lauren Corp.	35	4,018
Skechers USA, Inc. (Class A Stock)*	148	7,872
Steven Madden Ltd.	76	2,663
Tapestry, Inc.	259	10,570
Under Armour, Inc. (Class A Stock)*	243	2,155
Under Armour, Inc. (Class C Stock)*	254	2,042
VF Corp.	352	8,276
Wolverine World Wide, Inc.	104	1,741
		247,662
Tobacco 0.6%
Altria Group, Inc.	1,841	87,466
Philip Morris International, Inc.	1,597	159,652
Universal Corp.	29	1,592
Vector Group Ltd.	137	1,745
		250,455
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	39	5,291
Boise Cascade Co.	37	2,527
DXP Enterprises, Inc.*	15	378
Fastenal Co.	597	32,142
GATX Corp.	29	3,303
GMS, Inc.*	49	2,845
MSC Industrial Direct Co., Inc. (Class A Stock)	52	4,718
NOW, Inc.*	116	1,238
United Rentals, Inc.	69	24,917
Univar Solutions, Inc.*	172	6,106
Veritiv Corp.	10	1,149
W.W. Grainger, Inc.	46	31,996
Watsco, Inc.	28	9,699
		126,309

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.1%
American States Water Co.	39	$3,461
American Water Works Co., Inc.	205	30,391
California Water Service Group	53	2,972
Essential Utilities, Inc.	243	10,376
Middlesex Water Co.	15	1,095
SJW Group	20	1,519
		49,814
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	80	1,073
Shenandoah Telecommunications Co.	47	978
Telephone & Data Systems, Inc.	102	1,020
T-Mobile US, Inc.*	618	88,930
		92,001

Total Common Stocks (cost $20,577,103)		39,157,730

Units
Rights* 0.0%
Health Care Equipment & Supplies
ABIOMED, Inc., expiring 12/31/23^ (cost $0)	54	—

	Shares
Unaffiliated Exchange-Traded Funds 1.6%
Ishares Core S&P 500 ETF	1,200	501,192
Ishares Core S&P Mid-Cap ETF	400	99,280
Ishares Core S&P Small-Cap ETF	550	51,700

Total Unaffiliated Exchange-Traded Funds (cost $549,969)		652,172

Total Long-Term Investments (cost $21,127,072)		39,809,902

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value

Short-Term Investments 2.2%
Affiliated Mutual Fund 2.0%
PGIM Core Government Money Market Fund (cost $820,436)(wj)	820,436	$820,436

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $79,545)	4.603%	06/15/23	80	79,528

Total Short-Term Investments (cost $899,981)				899,964

TOTAL INVESTMENTS 101.0% (cost $22,027,053)				40,709,866
Liabilities in excess of other assets(z) (1.0)%				(412,428)

Net Assets 100.0%				$40,297,438

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s
SPAC—Special Purpose Acquisition Company

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Unfunded commitment with a SPAC outstanding at April 30, 2023:
Issuer	Shares	Unfunded commitment amount	Current Value	Unrealized Depreciation
OmniAb, Inc.^	8	$11	$—	$(11)
OmniAb, Inc.^	8	12	—	(12)
		$23	$0	$(23)

Futures contracts outstanding at April 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
4	S&P 500 E-Mini Index	Jun. 2023	$837,700	$58,631
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).